OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 8:-OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2024	2023
Payroll and other employee related accruals	$16,227	$16,715
Forward liability	—	461
Accrued expenses	6,829	8,339
Government authorities	1,082	2,274
Provision for returns	1,675	2,137
Other	10	17

	$25,823	$29,943